Lease Obligations	6 Months Ended
Jun. 30, 2015
Lease Obligations [Text Block]

CAPITAL LEASE OBLIGATIONS

The Company leases certain of its equipment under capital leases. At June 30, 2015, this equipment consists mainly of medical devices for an amount of € 209 thousand and vehicles for an amount of € 291 thousand.